Interest income and finance (costs) income, net	12 Months Ended
Dec. 31, 2025
Interest income and finance (costs) income, net
Interest income and finance (costs) income, net

11. Interest income and finance (costs) income, net

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Interest income
Interest income from bank deposits	2,256,095	2,129,939	1,932,306
Others	47,307	100,496	55,725
	2,303,402	2,230,435	1,988,031

Finance (costs) income, net
Interest expenses on borrowings	(99,272)	(199,116)	(195,782)
Foreign exchanges gains (losses)	271,411	(1,129,759)	646,851
Fair value changes of exchange rate derivatives	—	130,199	(279,314)
Others	(85,136)	(143,261)	(85,119)
	87,003	(1,341,937)	86,636